Schedule of Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Current service cost	$ 655	$ 678
Interest cost	213	129
Expected return on plan assets	(296)	(194)
Actuarial loss / (gain) recognized	(161)	(179)
Actuarial loss / (gain) recognized because of settlement	(341)	(699)
Amortization of prior service credit	(145)	(135)
Net charge to statement of operations	$ (75)	$ (400)